DEFERRED INCOME TAX (Details) (USD $)				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of net operating loss carry forwards				Dec. 31, 2031	Dec. 31, 2031	Dec. 31, 2021	Jan. 01, 2021
Cumulative net operating loss carry forwards	$ 3,977,877	$ 3,724,336	$ 7,059,003